Goodwill and IPR&D - Summary of Goodwill and IPR&D (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2014
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 3,007	$ 3,007
In-process research and development			$ 2,000
Total Goodwill and IPR&D	5,507	11,556
SynthRx [Member] | Vepoloxamer [Member]
Goodwill And Intangible Assets [Line Items]
In-process research and development	500	6,549
Aires [Member] | AIR001 [Member]
Goodwill And Intangible Assets [Line Items]
In-process research and development	$ 2,000	$ 2,000